THE ADVISORS' INNER CIRCLE FUND
                        SAROFIM EQUITY FUND (THE "FUND")

          SUPPLEMENT DATED DECEMBER 17, 2015 TO THE FUND'S PROSPECTUS
                      DATED MAY 1, 2015 (THE "PROSPECTUS")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

As of December 31, 2015 (the "Effective Date"), Mr. Jeffrey M. Jacobe will no longer serve as a portfolio manager of the Fund, and Fayez Sarofim & Co. (the "Adviser") has made several other changes to the roles and responsibilities of its investment professionals. Accordingly, as of the Effective Date, the Prospectus is hereby supplemented and revised as follows:

1.   The information with respect to the portfolio managers in the summary section is hereby deleted and replaced with the following:

     Fayez Sarofim, Chairman and Co-Chief Investment Officer, has managed the Fund since its inception in 2014.

     W. Gentry Lee, Jr., CFA, Chief Executive Officer and Co-Chief Investment Officer, has managed the Fund since its inception in 2014.

     Reynaldo Reza, CFA, Senior Vice President, has managed the Fund since its inception in 2014.

     Alan R. Christensen, CFA, President, has managed the Fund since its inception in 2014.

2. The "Portfolio Managers" section is hereby deleted and replaced with the following:

     PORTFOLIO MANAGERS

     The Fund is managed by a team of investment professionals each of whom is jointly and primarily responsible for the day-to-day management of the Fund. The Adviser has identified the following team members as those with the most significant responsibility for the Fund's assets. This list does not include all members of the investment team.

     Fayez Sarofim, Chairman and Co-Chief Investment Officer, founded the Adviser in 1958.

     W. Gentry Lee, Jr., CFA, is the Chief Executive Officer and Co-Chief Investment Officer of the Adviser, where he has been employed since 1998.

     Reynaldo Reza, CFA, is a Senior Vice President at the Adviser, where he has been employed since 1995.

     Alan R. Christensen, CFA, is the President at the Adviser, where he has been employed since 2005.

     The SAI provides additional information about the portfolio managers' compensation, other accounts managed and ownership of Fund shares.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 SAR-SK-002-0100



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

                        THE ADVISORS' INNER CIRCLE FUND
                        SAROFIM EQUITY FUND (THE "FUND")

                SUPPLEMENT DATED DECEMBER 17, 2015 TO THE FUND'S
       STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2015 (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

I. As of December 31, 2015 (the "Effective Date"), Mr. Jeffrey M. Jacobe will no longer serve as a portfolio manager of the Fund. Accordingly, as of the Effective Date, all references to Mr. Jacobe are hereby deleted from the SAI.

II. Fayez Sarofim & Co. has revised its proxy voting policies and procedures. Accordingly, Appendix B of the SAI is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------

               APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES

                         PROXY VOTING AND CLASS ACTIONS

                            Dated: September 2, 2015

--------------------------------------------------------------------------------

                                   BACKGROUND

In Proxy Voting by Investment Advisers, Investment Advisers Act Release No. 2106 (January 31, 2003), the SEC noted that, "The federal securities laws do not specifically address how an adviser must exercise its proxy voting authority for its clients. Under the Advisers Act, however, an adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services undertaken on the client's behalf, including proxy voting. The duty of care requires an adviser with proxy voting authority to monitor corporate events and to vote the proxies."

Rule 206(4)-6 under the Advisers Act requires each registered investment adviser that exercises proxy voting authority with respect to client securities to:

     o Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes client securities in the clients' best interests. Such policies and procedures must address the manner in which the adviser will resolve material conflicts of interest that can arise during the proxy voting process;



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     o    Disclose to clients how they may obtain information from the adviser about how the adviser voted with respect to their securities; and

     o Describe to clients the adviser's proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures.

Additionally, paragraph (c)(2) of Rule 204-2 imposes additional recordkeeping requirements on investment advisers that execute proxy voting authority, as described in the MAINTENANCE OF BOOKS AND RECORDS section of this Manual.

The Advisers Act lacks specific guidance regarding an adviser's duty to direct clients' participation in class actions. However, many investment advisers adopt policies and procedures regarding class actions.

RISKS

In developing these policies and procedures, Sarofim considered numerous risks associated with the proxy voting process. This analysis includes risks such as:

     o    Sarofim lacks written proxy voting policies and procedures;

     o    Proxies are not identified and processed in a timely manner;

     o    Proxies are not voted in Clients' best interests;

     o Conflicts of interest between Sarofim and a Client are not identified or resolved appropriately;

     o Third-party proxy voting services do not vote proxies according to Sarofim's instructions and in Clients' best interests;

     o Proxy voting records, Client requests for proxy voting information, and Sarofim's responses to such requests, are not properly maintained;

     o Sarofim lacks policies and procedures regarding Clients' participation in class actions; and

     o Sarofim fails to maintain documentation associated with Clients' participation in class actions.

Sarofim has established the following guidelines as an attempt to mitigate these risks.



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

POLICIES AND PROCEDURES

PROXY VOTING

Proxies are assets of Sarofim's Clients that must be voted with diligence, care, and loyalty. Sarofim will vote each proxy in accordance with its fiduciary duty to its Clients. Sarofim will generally seek to vote proxies in a way that maximizes the value of Clients' assets. However, Sarofim will document and abide by any specific proxy voting instructions conveyed by a Client with respect to that Client's securities. However, there is an exception for proxies relating to securities that are held at the time Sarofim commences active management of the client's account and are sold immediately after Sarofim commences such active management and with respect to which no other accounts actively managed by Sarofim already hold that security (such securities being referred to as "Zero Holder Securities"). The policy of Sarofim is not to vote Zero Holder Securities.

The Proxy Coordinator coordinates Sarofim's proxy voting process.

Paragraph (c)(ii) of Rule 204-2 under the Advisers Act requires Sarofim to maintain certain books and records associated with its proxy voting policies and procedures. Sarofim's recordkeeping obligations are described in the MAINTENANCE OF BOOKS AND RECORDS section of this Manual. The Proxy Coordinator will ensure that Sarofim complies with all applicable recordkeeping requirements associated with proxy voting.

Sarofim has retained Glass Lewis & Co. ("Glass") to assist in the proxy voting process. Charles Sheedy, Chairman of the Proxy Committee, manages Sarofim's relationship with Glass. Glass provides the following in connection with the voting of proxies by Sarofim: (i) analyses of proposals, (ii) vote recommendations, (iii) vote execution services and (iv) record keeping services. Glass provides its analyses of proposals and vote recommendations pursuant to and in accordance with the proxy voting guidelines furnished to it by Sarofim.

The Proxy Coordinator ensures that Glass votes all proxies according to Clients' specific instructions and Sarofim's general guidance, and retains all required documentation associated with proxy voting.

Absent specific Client instructions, Sarofim has adopted the following proxy voting procedures designed to ensure that proxies are properly identified and voted, and that any conflicts of interest are addressed appropriately.

The Proxy Coordinator receives an email notification when there is a new Client that needs to be added to Sarofim's proxy voting. The Proxy Coordinator also receives a monthly list of all such new Clients.

The Proxy Coordinator receives the paper ballots or notification through Glass for specific opportunities to vote proxies. The Proxy Coordinator then downloads the recommendations from Glass for each proxy vote and forwards them to the individual analyst for voting direction.

In deciding how to vote proxies, Sarofim relies, for the most part, on (i) the business judgment of the management and directors of the issuer of the security ("Issuer") and (ii) the fiduciary



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

responsibilities that the Issuer's directors have with respect to the Issuer's shareholders. However, whenever Sarofim determines, based upon the information available to it, that management's recommendations do not appear to be in the best interests of the Issuer's shareholders, management's recommendations will not be followed in voting the proxies.

The analyst who is responsible for the research coverage of the Issuer reviews the particular proxy statement. Such review includes, but is not limited to, consideration of the Glass analyses and the Glass vote recommendations. Upon completion of the review, the analyst determines how the proxy vote should be cast. In the event that the analyst's vote recommendation differs from the Glass vote recommendation, the analyst must provide a written explanation of why the analyst's vote recommendation differs from the Glass vote recommendation. The written explanation of the vote recommendation difference must be reviewed and accepted by the Chairman of the Proxy Committee. If Chairman of the Proxy Committee and the analyst agree on the vote recommended by the analyst, the analyst's vote recommendation shall be final and binding.

If the Chairman of the Proxy Committee and the analyst cannot reach agreement on the vote recommended by the analyst, the matter is then considered by the Proxy Committee as a whole, and the decision of such group with respect to the vote becomes final and binding.

The Chairman of the Proxy Committee or Proxy Committee members will review any documentation associated with the proxy vote and evaluate the analyst's proposal. The Chairman of the Proxy Committee or Proxy Committee members may wish to consider, among other things:

     o    A vote's likely short-term and long-term impact on the Issuer;

     o Whether the Issuer has responded to the subject of the proxy vote in some other manner;

     o Whether the issues raised by the proxy vote would be better handled by some other action by, for example, the government or the Issuer;

     o Whether implementation of the proxy proposal appears likely to achieve the proposal's stated objectives; and

     o Whether the analyst's proposal appears consistent with Clients' best interests.

After taking a reasonable amount of time to consider the analyst's proposal, each of the Proxy Committee members will make a recommendation regarding the proxy vote. The Chairman of the Proxy Committee will record each member's recommendation, and the proxy will be voted according the recommendations of a majority of the Committee's members.

Neither the analyst nor any member of the Proxy Committee involved in the consideration of the vote may be a person (an "Interested Person") who is (i) an officer or director of the Issuer, (ii) a shareholder beneficially owning 5% or more of the outstanding securities of any class of the Issuer or (iii) otherwise interested in any way (other than beneficial ownership of less than 5% of



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

the outstanding securities of any class of the Issuer) in the outcome of the vote to be held with respect to that security.

The following examples are meant to help identify other potential conflicts:

     o Sarofim provides investment advice to an Issuer (i.e., publicly traded company). Sarofim receives a proxy solicitation from that Issuer, or from a competitor of that Issuer;

     o Sarofim provides investment advice to an officer or director of an Issuer. Sarofim receives a proxy solicitation from that Issuer, or from a competitor of that Issuer;

     o Sarofim or an affiliate has a financial interest in the outcome of a proxy vote, such as when Sarofim is asked to vote on a change in Rule 12b-1 fees paid by a mutual fund to investment advisers, including Sarofim;

     o An issuer or some other third party offers Sarofim or an Employee compensation in exchange for voting a proxy in a particular way;

     o An Employee, or a member of an Employee's household, has a personal or business relationship with an Issuer. Sarofim receives a proxy solicitation from that Issuer; and

     o Sarofim or its Covered Persons have a short position in an Issuer, but Sarofim's Clients have a long position in the same Issuer. Sarofim receives a proxy solicitation from the Issuer.

When making any voting recommendation, the analyst must certify that he or she is not an Interested Person. If the analyst is an Interested Person, the Proxy Committee shall appoint another analyst who is not an Interested Person to conduct the review. If all investment members of the Proxy Committee are all Interested Persons, the Board of Directors of Sarofim shall appoint an individual who is not an Interested Person to participate in the required review of an analyst's vote recommendation. The individual making the voting recommendation must certify that he or she is not an Interested Person.

Sarofim will not neglect its proxy voting responsibilities, but Sarofim may abstain from voting if it deems that abstaining is in its Clients' best interests. For example, Sarofim may be unable to vote securities that have been lent by the custodian. The Chairman of the Proxy Committee will prepare and maintain memoranda describing the rationale for any instance in which Sarofim does not vote a Client's proxy.

The final proxy voting decision is provided to the Proxy Coordinator who places the vote online through Glass. The Proxy Coordinator or Glass will retain the following information in connection with each proxy vote:

     o    The Issuer's name;

     o    The security's ticker symbol or CUSIP, as applicable;

     o    The shareholder meeting date;

     o    The number of shares that Sarofim voted;

     o    A brief identification of the matter voted on;


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     o    Whether the matter was proposed by the Issuer or a security-holder;

     o    Whether Sarofim cast a vote;

     o How Sarofim cast its vote (for the proposal, against the proposal, or abstain);

     o    Whether Sarofim cast its vote with or against management; and

     o    A list of ballots and shares voted

     o    Any back-up documentation.

Sarofim may vote the same proxy in two directions only if a Client has specifically asked Sarofim to vote his/her shares a certain way. If Sarofim votes the same proxy in two directions, the Proxy Coordinator will maintain documentation describing the reasons for each vote (e.g., Sarofim believes that voting with management is in Clients' best interests, but Client X gave specific instructions to vote against management) in the file of the Client that requested the specific vote.

Any attempt to influence the proxy voting process by Issuers or others not identified in these policies and procedures should be promptly reported to the CCO. Similarly, any Client's attempt to influence proxy voting with respect to other Clients' securities should be promptly reported to the CCO.

Proxies received after a Client terminates its advisory relationship with Sarofim will not be voted. The Proxy Coordinator will promptly return such proxies to the sender, along with a statement indicating that Sarofim's advisory relationship with the Client has terminated, and that future proxies should not be sent to Sarofim.

CLASS ACTIONS

Sarofim does not direct Clients' participation in class actions, as disclosed in Part 2 of Form ADV. The General Counsel and/or CCO will determine whether to return any documentation inadvertently received regarding Clients' participation in class actions to the sender, or to forward such information to the appropriate Client.

DISCLOSURES TO CLIENTS

Sarofim includes a description of its policies and procedures regarding proxy voting and class actions in Part 2 of Form ADV, along with a statement that Clients can contact the CCO to obtain a copy of these policies and procedures and information about how Sarofim voted with respect to the Client's securities.

Any request for information about proxy voting or class actions should be promptly forwarded to the CCO and the Proxy Coordinator, who will respond to any such requests.

As a matter of policy, Sarofim does not disclose how it expects to vote on upcoming proxies. Additionally, Sarofim does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 SAR-SK-003-0100



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